PROVISIONS	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS	Provisions

	Notes	December 31, 2022	December 31, 2021
Asset retirement obligations	(a)	$298.5	$460.4
Other		17.5	16.3
		$316.0	$476.7
Current portion of provisions		$5.6	$6.5
Non-current provisions		310.4	470.2
		$316.0	$476.7
(a)Asset retirement obligations
The Company’s activities are subject to various laws and regulations regarding environmental restoration and closure for which the Company estimates future costs and recognizes a provision. These provisions may be revised on the basis of amendments to such laws and regulations and the availability of new information, such as changes in reserves corresponding to a change in the LOM, changes in discount rates, approved closure plans, estimated costs of reclamation activities and acquisition or construction of a new mine. The Company makes a provision based on the best estimate of the future cost of rehabilitating mine sites and related production facilities on a discounted basis.
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2022	2021
Balance, beginning of the year		$460.4	$380.0
Revision of estimated cash flows and discount rates:
Capitalized in property, plant and equipment	11	(22.4)	42.0
Changes in asset retirement obligations at closed mines		(36.8)	40.7
Accretion expense		3.1	—
Disbursements		(2.0)	(2.3)
Reclassification of Rosebel mine obligations to liabilities held for sale	5	(103.8)	—
Balance, end of the year		$298.5	$460.4
Less: current portion		(5.6)	(6.5)
Non-current portion		$292.9	$453.9
As at December 31, 2022, the Company had restricted cash of $45.3 million (December 31, 2021 - $42.2 million) for the guarantee of environmental closure costs obligations related to the Essakane mine (note 8).
As at December 31, 2022, the Company had CAD$167.4 million ($123.7 million; December 31, 2021 - CAD$167.4 million ($132.3 million)) of surety bonds, issued pursuant to arrangements with insurance companies, for the guarantee of environmental closure costs obligations related to the Doyon division (note 19(d)).
As at December 31, 2022, the Company had CAD$48.4 million ($35.8 million; December 31, 2021 - CAD$47.9 million ($37.8 million)) of surety bonds, issued pursuant to arrangements with insurance companies, for the guarantee of environmental closure costs obligations related to the Côté Gold project (note 19(d)).
During the year ended December 31, 2022, the Company posted $29.3 million of security for certain of the surety bonds. $10.9 million was posted as cash collateral and CAD$24.9 million ($18.4 million) was posted through the issuance of a letter of credit under the Credit Facility. The balance of $130.2 million remains uncollateralized. Subsequent to the year ended December 31, 2022, the Company posted an additional letter of credit of CAD$14.4 million ($10.8 million) as collateral for the guarantee of environmental closure costs obligations (note 19(d)).
As at December 31, 2022, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	CAD$[1]	$[1]
2023	$3.0	$3.3
2024	3.0	3.3
2025	16.0	2.4
2026	12.5	3.4
2027	7.7	3.2
2028 onwards	248.5	80.9
	$290.7	$96.5
1.Disbursements in US$ relate to the Essakane mine and CAD$ disbursements relate to the Doyon division, including Westwood mine and other Canadian sites.
As at December 31, 2022, estimated undiscounted amounts of cash flows required to settle the obligations and expected timing of payments assumed in measuring the asset retirement obligations were as follows:

	Undiscounted Amounts Required (CAD$)	Undiscounted Amounts Required ($)	Expected Timing of Payments
Continuing operations
Essakane mine	$—	$96.5	2023-2073
Doyon division, including Westwood mine	245.3	—	2023-2047
Other Canadian sites	45.4	—	2023-2122
	$290.7	$96.5
Discontinued operations
Rosebel mine	$—	$134.3	2023-2066
(b)Provisions for litigation claims and regulatory assessments
The Company is from time to time involved in legal proceedings and regulatory inquiries, arising in the ordinary course of business. Typically the amount of ultimate liability with respect to these actions will not, in the opinion of management, materially affect the Company’s financial position, results of operations or cash flows.
The Attorney General of Burkina Faso commenced proceedings against Essakane S.A. and certain of its employees generally relating to its practice of exporting carbon fines containing gold and silver from Burkina Faso to a third-party facility in Canada for processing and eventual sale. From the sale of gold and silver extracted from carbon fines, the third party facility has paid to the Burkinabe authorities on behalf of Essakane S.A. (and would pay in respect of the shipment that is currently embargoed) the royalty applicable under the Burkina Faso Mining Code to other gold and silver produced by Essakane. An internal review of the veracity of the allegations was undertaken and, other than in respect of certain notification and other relatively immaterial regulatory violations, the Company is of the view that the proceedings are without merit and is vigorously defending against the allegations. At this time, the Company cannot predict the outcome and any resulting penalties with any certainty, accordingly, no amounts have been recorded for any potential liability arising from the proceedings.
Essakane S.A. received correspondence from the Burkina Faso customs authorities regarding the rate applied to imports during an expansion in 2012. A tentative transaction agreement has been reached by the parties and is with the Minister of Finance of Burkina Faso for signature. Following the coup d’État in Burkina Faso, a transaction agreement was signed by all parties in December 2022, thus ending this pending claim.